Other Liabilities	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other Liabilities	28. OTHER LIABILITIES

		Group
	2023	2022
	£m	£m
Lease liabilities	111	125
Other	2,368	2,456
	2,479	2,581